Intangible assets - Additional information (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		€ 0
2014 Monalizumab (NKG2A) agreement with Novo Nordisk
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 0		€ 0